Overview of Consolidation Scope (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of details of consolidated entities	Details of the Company’s consolidated entities at
the end of the reporting period are as follows:

Name	Country	Participation
argenx SE	the Netherlands	100%
argenx B.V.	Belgium	100%
argenx Benelux B.V.	Belgium	100%
argenx US, Inc.	USA	100%
argenx Australia Pty. Ltd.	Australia	100%
argenx Austria Services GmbH	Austria	100%
argenx Brasil Produtos Farmacêuticos Ltda	Brazil	100%
argenx Canada Inc.	Canada	100%
argenx France SAS	France	100%
argenx Germany GmbH	Germany	100%
argenx Italy S.r.l.	Italy	100%
argenx Japan KK.	Japan	100%
argenx Netherlands Services B.V.	the Netherlands	100%
argenx Spain S.L.	Spain	100%
argenx Spain S.L. - Sucursal em Portugal	Portugal	100%
argenx Switzerland, S.A.	Switzerland	100%
argenx UK Ltd.	United Kingdom	100%
Broteio Pharma B.V.	the Netherlands	100%